PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

13.    PROPERTY, PLANT AND EQUIPMENT

				Production &
			Leasehold	development	Computer	Computer	Office
	Land	Building	improvements	equipment	hardware	software	equipment	Total
COST
Balance at January 1, 2017	$231,901	$407,555	$38,648	$1,388,117	$429,147	$425,142	$284,771	$3,205,281
Additions during the year	—	—	127,181	146,388	77,518	145,424	9,156	505,667
Cumulative translation adjustment	17,592	30,916	4,109	115,223	37,257	41,707	22,158	268,962
Balance at December 31, 2017	$249,493	$438,471	$169,938	$1,649,728	$543,922	$612,273	$316,085	$3,979,910

Additions during the year	—	—	—	149,583	—	40,799	—	190,382
Disposals during the year	(249,493)	(438,471)	—	(310,353)	—	—	—	(998,317)
Balance as at December 31, 2018	$—	$—	$169,938	$1,488,958	$543,922	$653,072	$316,085	$3,171,975

Additions during the year	—	—	—	203,169	—	40,332	—	243,501
Disposals during the year	—	—	—	—	—	—	—	—
Balance as at December 31, 2019	$—	$—	$169,938	$1,692,127	$543,922	$693,404	$316,085	$3,415,476

ACCUMULATED DEPRECIATION
Balance at January 1, 2017	$—	$34,900	$26,750	$683,803	$297,199	$397,476	$179,518	$1,619,646
Depreciation for the year	—	15,484	35,702	254,794	64,166	140,652	23,747	534,545
Cumulative translation adjustment	—	3,180	3,964	60,347	24,730	33,889	14,429	140,538
Balance at December 31, 2017	$—	$53,564	$66,416	$998,944	$386,095	$572,017	$217,694	$2,294,729

Depreciation for the year	—	7,698	23,439	211,908	47,348	74,055	19,678	384,126
Disposals during the year	—	(61,262)	—	(259,247)	—	—	—	(320,508)
Balance at December 31, 2018	$—	$—	$89,855	$951,605	$433,443	$646,072	$237,372	$2,358,347

Depreciation for the year	—	—	18,132	184,429	33,144	40,371	15,744	291,820
Disposals during the year	—	—	—	(2,664)	—	—	—	(2,664)
Balance as at December 31, 2019	$—	$—	$107,987	$1,133,370	$466,587	$686,443	$253,116	$2,647,503

CARRYING AMOUNTS
As at December 31, 2017	$249,493	$384,907	$103,522	$650,784	$157,827	$40,256	$98,391	$1,685,181
As at December 31, 2018	$—	$—	$80,083	$537,353	$110,479	$7,000	$78,713	$813,628
As at December 31, 2019	$—	$—	$61,951	$558,757	$77,335	$6,961	$62,969	$767,973